Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
Dec. 31, 2020 party
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Faster recovery in economic activity when compared with consensus Central scenario	2 years
Number of parties	2
Upside scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | – UK | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	19.90%
Upside scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.70%
House price growth	6.90%
Short-term interest rate	0.10%
Upside scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | – US | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	11.80%
Short-term interest rate	0.40%
Upside scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.90%
House price growth	6.40%
Upside scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | – Hong Kong | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	13.80%
Short-term interest rate	1.10%
Upside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.00%
House price growth	4.90%
Upside scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.10%
Upside scenario ECL | Mainland China | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	20.50%
Unemployment rate	3.90%
Short-term interest rate	3.00%
Upside scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
House price growth	12.20%
Upside scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.10%
Upside scenario ECL | Canada | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	15.80%
House price growth	5.20%
Short-term interest rate	0.60%
Upside scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.30%
Upside scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | – France | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	19.50%
Short-term interest rate	(0.40%)
Upside scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	7.90%
House price growth	5.70%
Upside scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | UAE | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	13.80%
Unemployment rate	2.20%
Short-term interest rate	0.90%
Upside scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
House price growth	18.50%
Upside scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	0.05%
Upside scenario ECL | Mexico | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	16.80%
Short-term interest rate	5.00%
Upside scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.60%
House price growth	8.20%
Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside scenario , worst outcome | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Downside scenario , worst outcome | – UK | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(7.60%)
Unemployment rate	9.40%
House price growth	(10.80%)
Short-term interest rate	0.10%
Downside scenario , worst outcome | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario , worst outcome | – US | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.40%)
Unemployment rate	8.20%
House price growth	0.10%
Downside scenario , worst outcome | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Short-term interest rate	0.30%
Downside scenario , worst outcome | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Downside scenario , worst outcome | – Hong Kong | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(2.10%)
Unemployment rate	6.40%
House price growth	(6.80%)
Downside scenario , worst outcome | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Short-term interest rate	1.10%
Downside scenario , worst outcome | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	8.00%
Downside scenario , worst outcome | Mainland China | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(1.30%)
House price growth	0.30%
Short-term interest rate	2.80%
Downside scenario , worst outcome | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.30%
Downside scenario , worst outcome | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside scenario , worst outcome | Canada | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.60%)
Unemployment rate	9.20%
Short-term interest rate	0.50%
Downside scenario , worst outcome | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
House price growth	(1.30%)
Downside scenario , worst outcome | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Downside scenario , worst outcome | – France | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.00%)
Unemployment rate	11.20%
House price growth	(3.30%)
Short-term interest rate	(0.50%)
Downside scenario , worst outcome | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario , worst outcome | UAE | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(7.30%)
Unemployment rate	3.00%
House price growth	(19.20%)
Downside scenario , worst outcome | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Short-term interest rate	0.80%
Downside scenario , worst outcome | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario , worst outcome | Mexico | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(8.00%)
Unemployment rate	6.20%
House price growth	1.00%
Short-term interest rate	3.80%
Additional Downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Additional Downside scenario | – UK | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(10.10%)
Unemployment rate	9.80%
House price growth	(14.50%)
Short-term interest rate	0.80%
Additional Downside scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Additional Downside scenario | – US | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(4.20%)
House price growth	(9.30%)
Short-term interest rate	1.10%
Additional Downside scenario | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	11.40%
Additional Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Additional Downside scenario | – Hong Kong | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(8.30%)
Unemployment rate	6.70%
House price growth	(21.00%)
Short-term interest rate	1.30%
Additional Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	2.00%
Additional Downside scenario | Mainland China | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(9.50%)
House price growth	(19.40%)
Short-term interest rate	4.00%
Additional Downside scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.10%
Additional Downside scenario | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Additional Downside scenario | Canada | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(5.00%)
Unemployment rate	11.30%
House price growth	(10.40%)
Short-term interest rate	0.40%
Additional Downside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Additional Downside scenario | – France | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.70%)
Unemployment rate	12.30%
House price growth	(7.10%)
Short-term interest rate	0.20%
Additional Downside scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Additional Downside scenario | UAE | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(12.20%)
Unemployment rate	3.90%
House price growth	(22.90%)
Short-term interest rate	0.50%
Additional Downside scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Additional Downside scenario | Mexico | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(10.90%)
Unemployment rate	6.90%
House price growth	(2.70%)
Short-term interest rate	6.70%